PIMCO Variable Insurance Trust

Supplement Dated December 13, 2011 to the
Institutional Class Prospectus (dated April 29, 2011) (the "Prospectus"), as supplemented from time to time

Disclosure Related to the Duration of the Portfolios

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Effective immediately, the third sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global ex-U.S. Index Hedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 7.40 years.

PIMCO Global Bond Portfolio (Unhedged)

In addition, effective immediately, the fourth sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Global Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan GBI Global FX NY Index Unhedged in USD, as calculated by PIMCO, which as of October 31, 2011 was 6.85 years.

PIMCO High Yield Portfolio

Additionally, effective immediately, the fifth sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO High Yield Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index, as calculated by PIMCO, which as of October 31, 2011 was 3.87 years.

PIMCO Real Return Portfolio

Additionally, effective immediately, the last sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Real Return Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The effective duration of this Portfolio normally varies within three years (plus or minus) of the effective portfolio duration of the securities comprising the Barclays Capital U.S. TIPS Index, as calculated by PIMCO, which as of October 31, 2011 was 6.57 years.

PIMCO Total Return Portfolio

Additionally, effective immediately, the third sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO Total Return Portfolio's Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital U.S. Aggregate Index, as calculated by PIMCO, which as of October 31, 2011 was 4.71 years.